Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Subsequent Events
Subsequent Events

(16)        Subsequent Events

In response to the COVID-19 pandemic and the National Emergency Declaration, dated March 13, 2020, the Company activated certain business interruption protocols, including acquisition and distribution of personal protective equipment to its patient-facing employees, accelerated capital expenditures of certain products and relocation of significant portions of its workforce to “work-from-home” status. The Company also increased its cash liquidity by, among other things, seeking recoupable advance payments of approximately $47 million made available by CMS under the Coronavirus Aid, Relief, and Economic Security Act (the CARES Act) legislation, which was received in April 2020. In addition, in April 2020, the Company received distributions of the CARES Act provider relief funds of approximately $17 million targeted to offset lost revenue and expenditures incurred in connection with the COVID-19 pandemic. The provider relief funds are subject to certain restrictions and are subject to recoupment if not used for designated purposes.  As permitted under the CARES Act, the Company has also elected to defer certain portions of employer-paid FICA taxes otherwise payable from March 27, 2020 to January 1, 2021, which will be paid in two equal installments on December 31, 2021 and December 31, 2022.

In April 2020 the Company repaid $20 million of amounts borrowed under the New Revolver upon receipt of the advanced payments from CMS and provider relief funds discussed above.

Subsequent to March 31, 2020, holders of New AdaptHealth Units and Class B Common Stock exchanged 1,953,549 New AdaptHealth Units together with a corresponding number of shares of Class B Common Stock for 1,953,549 shares of Class A Common Stock.

Subsequent to March 31, 2020, 109,983 warrants were exercised for proceeds of $1,264,804 resulting in the issuance of 109,983 shares of Class A Common Stock.

(20)        Subsequent Events

Acquisitions

On January 2, 2020, the Company purchased 100% of the equity interests of NRE Holding Corporation (NRE), a subsidiary of McKesson Corporation (McKesson). In connection with the transaction, AdaptHealth Corp. acquired the Patient Care Solutions business (PCS) from McKesson. PCS provides wound care supplies, ostomy supplies, urological supplies, incontinence supplies, diabetic care supplies, and breast pumps directly to patients across the United States. The total cash paid at closing was approximately $15,000,000. In addition, the Company may be required to make an additional payment of $1,500,000 to McKesson after the closing of the transaction pursuant to the terms and conditions of a Transition Services Agreement executed in connection with the transaction.

On March 2, 2020, the Company purchased certain assets relating to the durable medical equipment business of Advanced Home Care, Inc. (Advanced). Advanced is a durable medical equipment company headquartered in North Carolina. The total consideration was $67,516,604, inclusive of an initial cash payment of $52,526,604, an escrow payment of $5,990,000, and a potential deferred payment up to $9,000,000 to be paid within six months subsequent to closing based on certain required conditions after closing. The initial cash payment was partially funded by proceeds of $50,000,000 borrowed under the Delayed Draw Loan.

On February  28, 2020, the Company purchased 100% of the membership interests of Healthline Medical Equipment, LLC, (Healthline). Healthline is headquartered in Texas and provides durable medical equipment and supplies to its customers. The total consideration was $38,433,188, inclusive of an initial cash payment of $29,433,188, an escrow payment of $3,000,000, and shares of Class A Common Stock with a value of $6,000,000, with such number of shares based on the volume-weighted average price of the Company’s Class A Common Stock for the 20 consecutive trading days prior to closing.

As of the date the consolidated financial statements were available to be issued, the Company was in the process of determining the allocation of the purchase price to the fair value of the net assets acquired for these acquisitions.

Other

Subsequent to December 31, 2019, holders of New AdaptHealth Units and Class B Common Stock exchanged 500,000 New AdaptHealth Units together with a corresponding number of shares of Class B Common Stock for 500,000 shares of Class A Common Stock, which were then sold to unrelated third parties in a private transaction.

Subsequent to December 31, 2019, 3,050,746 warrants were exercised in cashless transactions resulting in the issuance of 857,990 shares of the Company’s Class A Common Stock.